Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	5.40%	5.65%	5.50%
Effect on tax rates in different tax jurisdiction	(0.77%)	(1.62%)	(1.91%)
Effect of preferential tax rate on assessable profits/losses of subsidiary incorporated in the PRC	(1.29%)	2.72%	(2.24%)
Tax incentives relating to research and development expenditure	(12.22%)	(12.45%)	(5.16%)
Other non-deductible expenses	1.37%	0.05%	0.09%
Changes in valuation allowance	2.94%		(0.78%)
Effective income tax rate	20.43%	19.35%	20.50%